Non-controlling Interests ('NCI') and joint operations	12 Months Ended
Mar. 31, 2018
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Non-controlling Interests ('NCI') and joint operations

9. Non-controlling Interests (‘NCI’) and joint operations

Details of subsidiaries that have material non-controlling interests

The Group consists of a parent company, Vedanta Limited, incorporated in India and a number of subsidiaries held directly and indirectly by the Group which operate and are incorporated around the world. Note 31 to the financial statements lists the details of share holdings in the subsidiaries.

The Non-controlling interests that are material to the Group relate to Hindustan Zinc Limited (HZL) as at March 31, 2017 and March 31, 2018.

As at March 31, 2018, NCIs hold an economic interest by virtue of their shareholding of 35.08%, 49.00%, 26.00% and 48.37% in HZL, BALCO, BMM and ASI respectively. The NCI holdings as at March 31, 2017 were 35.08%, 49.00% and 26.00% in HZL, BALCO and BMM respectively.

The principal place of business of HZL and BALCO is in India, BMM is in South Africa and ASI is in Japan, South Korea and Taiwan.

The table below shows summarized financial information of subsidiaries of the Group that have non-controlling interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2017
	(₹ in million)
	HZL	BALCO	BMM	Total
Current assets	346,079	11,400	6,185	363,664
Non-current assets	169,958	121,735	21,483	313,176
Current liabilities	201,159	56,254	4,947	262,360
Non-current liabilities	2,043	29,341	6,496	37,880
Equity attributable to equity holders of the Parent	203,098	24,245	12,007	239,350
Non-controlling interests	109,737	23,295	4,218	137,250

	As at March 31, 2018
	(₹ in million)
	HZL	BALCO	Others	Total
Current assets	241,462	20,211	9,386	271,059
Non-current assets	184,092	117,505	58,386	359,983
Current liabilities	59,379	49,562	4,747	113,688
Non-current liabilities	2,026	40,159	38,791	80,976
Equity attributable to equity holders of the Parent	236,412	24,478	17,826	278,716
Non-controlling interests*	127,737	23,517	6,110	157,364

*	₹ 298 million ($ 5 million) attributable to NCI of ASI transferred to put option liability. Refer note 1 –Business Combination (Acquisition of ASI).

	As at March 31, 2018
	(US Dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,709	310	144	4,163
Non-current assets	2,827	1,805	897	5,529
Current liabilities	912	761	73	1,746
Non-current liabilities	31	617	596	1,244
Equity attributable to equity holders of the Parent	3,631	376	273	4,280
Non-controlling interests	1,962	361	94	2,417

	For the Year Ended March 31, 2017
	(₹ In Million)
	HZL	Cairn	BALCO	BMM	Total
Revenue	171,163	82,041	57,210	8,281	318,695
Expenses	83,584	51,138	57,293	6,657	198,672

Profit / (loss) for the year	87,579	30,903	(83)	1,624	120,023

Profit / (loss) attributable to equity holders of the Parent	56,858	18,495	(42)	1,200	76,511
Profit / (loss) attributable to non-controlling interests	30,721	12,408	(41)	424	43,512

Profit / (loss) for the year	87,579	30,903	(83)	1,624	120,023

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(19)	(3,963)	(119)	830	(3,271)
Other comprehensive income / (loss) attributable to non-controlling interests	(10)	(2,658)	(114)	290	(2,492)

Other comprehensive income / (loss) during the year	(29)	(6,621)	(233)	1,120	(5,763)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	56,839	14,532	(161)	2,030	73,240
Total comprehensive income / (loss) attributable to non-controlling interests	30,711	9,750	(155)	714	41,020

Total comprehensive income / (loss) during the year	87,550	24,282	(316)	2,744	114,260

Dividends paid / payable to non-controlling interests, including dividend tax	52,447	2,718	—	—	55,165

Net cash inflow from operating activities	75,772	54,464	7,857	5,677	143,770
Net cash inflow/ (outflow) from investing activities	38,161	(54,981)	(6,120)	(3,966)	(26,906)
Net cash (outflow) from financing activities	(112,550)	(5,997)	(1,748)	—	(120,295)

Net cash inflow / (outflow)	1,383	(6,514)	(11)	1,711	(3,431)

	For the Year Ended March 31, 2018
	(₹ In Million)
	HZL	BALCO	Others*	Total
Revenue	218,726	87,616	18,106	324,448
Expenses	126,129	87,698	14,457	228,284

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Profit / (loss) attributable to equity holders of the Parent	60,116	(42)	2,886	62,960
Profit / (loss) attributable to non-controlling interests	32,481	(40)	763	33,204

Profit / (loss) for the year	92,597	(82)	3,649	96, 164

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(389)	273	2,022	1,906
Other comprehensive income / (loss) attributable to non-controlling interests	(208)	262	691	745

Other comprehensive income / (loss) during the year	(597)	535	2,713	2,651

Total comprehensive income / (loss) attributable to the equity holders of the Parent	59,726	232	4,902	64,860
Total comprehensive income / (loss) attributable to non-controlling interests	32,273	222	1,454	33,949

Total comprehensive income / (loss) during the year	91,999	454	6,356	98,809

Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	—	—	(14,273)

Net cash inflow from operating activities	98,367	7,440	6,317	112,124
Net cash (outflow) / inflow from investing activities	87,961	(2,000)	(12,300)	73,661
Net cash (outflow)/ inflow from financing activities	(186,488)	(5,490)	3,699	(188,279)

Net cash (outflow)	(160)	(50)	(2,284)	(2,494)

*	Refer note 1 –Business Combination (Acquisition of ASI).

	For the Year Ended March 31, 2018
	(USD In Million)
	HZL	BALCO	Others	Total
Revenue	3,359	1,346	278	4,983
Expenses	1,937	1,348	222	3,507

Profit / (loss) for the year	1,422	(2)	56	1,476

Profit / (loss) attributable to equity holders of the Parent	923	(1)	43	965
Profit / (loss) attributable to non-controlling interests	499	(1)	13	511

Profit / (loss) for the year	1,422	(2)	56	1,476

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(6)	4	31	29
Other comprehensive income / (loss) attributable to non-controlling interests	(3)	4	10	11

Other comprehensive income / (loss) during the year	(9)	8	41	40

Total comprehensive income / (loss) attributable to the equity holders of the Parent	917	4	75	996
Total comprehensive income / (loss) attributable to non-controlling interests	496	3	23	522

Total comprehensive income / (loss) during the year	1,413	7	98	1,518

Dividends paid / payable to non-controlling interests, including dividend tax	(219)	—	—	(219)

Net cash inflow from operating activities	1,511	114	97	1,722
Net cash (outflow) / inflow from investing activities	1,351	(31)	(189)	1,131
Net cash (outflow)/ inflow from financing activities	(2,864)	(84)	57	(2,891)

Net cash (outflow)	(2)	(1)	(35)	(38)

The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

	For the Year Ended March 31, 2017
	(₹ In Million)
	HZL	Cairn	BALCO	BMM	Total
Purchase of NCI #	—	(188)	—	—	(188)

Changes in NCI #	—	(213,515)	—	—	(213,515)

	For the Year Ended March 31, 2018
	(₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI #	—	—	438	438

	For the Year Ended March 31, 2018
	(USD In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	7	7

#	Refer note 1 – Business Combination of ASI and consolidated statements of changes in equity for details

Joint Operations

The Group participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities which are as follows:

		Participating Interest (%)
Operating Blocks	Area	As at March 31, 2017	As at March 31, 2018
India:
Ravva block – Exploration and production	Krishna Godavari	22.50	22.50
CB-OS/2 – Exploration	Cambay Offshore	60.00	60.00
CB-OS/2 – Development & production	Cambay Offshore	40.00	40.00
RJ-ON-90/1 – Exploration	Rajasthan Onshore	100.00	100.00
RJ-ON-90/1 – Development & production	Rajasthan Onshore	70.00	70.00
KG-OSN-2009/3 – Exploration	Krishna Godavari Offshore	100.00	100.00
South Africa Block1 – Exploration	Orange Basin South Africa Offshore	60.00	60.00

Relinquished block
PR-OSN-2004/1 – Exploration(2)	Palar Basin Offshore	35.00	—
MB-DWN-2009/1(1) – Exploration	Mumbai Deep Water	—	—

Non Operating Blocks
India:
KG-ONN-2003/1(3) Exploration and appraisal	Krishna Godavari Onshore	49.00	49.00

(1)	Relinquished on April 15, 2016
(2)	Relinquished on June 30, 2017
(3)	Operatorship has been transferred to Oil and Natural Gas Corporation (ONGC) w.e.f. July 7, 2014